Form N-1A Cover	Mar. 03, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 03, 2025
Prospectus Date	Feb. 28, 2025